Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,517,285.53

Principal:
Principal Collections	$18,434,758.14
Prepayments in Full	$10,236,725.01
Liquidation Proceeds	$393,230.64
Recoveries	$88,311.04
Sub Total	$29,153,024.83
Collections	$31,670,310.36

Purchase Amounts:
Purchase Amounts Related to Principal	$259,698.36
Purchase Amounts Related to Interest	$1,583.41
Sub Total	$261,281.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,931,592.13

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$31,931,592.13
Servicing Fee	$654,569.91	$654,569.91	$0.00	$0.00	$31,277,022.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,277,022.22
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$31,277,022.22
Interest - Class A-3 Notes	$258,720.04	$258,720.04	$0.00	$0.00	$31,018,302.18
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$30,729,829.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,729,829.68
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$30,652,195.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,652,195.68
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$30,594,283.68
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,594,283.68
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$30,522,919.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,522,919.68
Regular Principal Payment	$26,871,025.31	$26,871,025.31	$0.00	$0.00	$3,651,894.37
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,651,894.37
Residuel Released to Depositor	$0.00	$3,651,894.37	$0.00	$0.00	$0.00
Total		$31,931,592.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,871,025.31
Total					$26,871,025.31
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,871,025.31	$68.58	$258,720.04	$0.66	$27,129,745.35	$69.24
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$26,871,025.31	$19.26	$754,102.54	$0.54	$27,625,127.85	$19.80

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$369,600,062.25	0.9433386	$342,729,036.94	0.8747551
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$721,780,062.25	0.5172271	$694,909,036.94	0.4979713

Pool Information
Weighted Average APR	4.215%	4.214%
Weighted Average Remaining Term	43.20	42.39
Number of Receivables Outstanding	42,497	41,630
Pool Balance	$785,483,897.75	$755,795,054.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$721,780,062.25	$694,909,036.94
Pool Factor	0.5271027	0.5071798

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$60,886,017.31
Targeted Overcollateralization Amount	$60,886,017.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,886,017.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	18

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		114	$364,431.35
(Recoveries)		80	$88,311.04
Net Losses for Current Collection Period			$276,120.31
Cumulative Net Losses Last Collection Period			$4,198,200.03
Cumulative Net Losses for all Collection Periods			$4,474,320.34

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.42%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.04%	804	$15,441,433.60
61-90 Days Delinquent	0.28%	103	$2,087,220.83
91-120 Days Delinquent	0.07%	23	$519,361.89
Over 120 Days Delinquent	0.10%	38	$742,596.86
Total Delinquent Receivables	2.49%	968	$18,790,613.18

Repossession Inventory:
Repossessed in the Current Collection Period		39	$925,011.94
Total Repossessed Inventory		60	$1,394,178.82

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4707%
Preceding Collection Period			0.4486%
Current Collection Period			0.4300%
Three Month Average			0.4498%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2605%
Preceding Collection Period			0.3083%
Current Collection Period			0.3939%
Three Month Average			0.3209%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer